Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2016
Accrued Liabilities [Abstract]
Schedule of accrued liabilities
The Company's accrued liabilities consist of the following:

	As of January 31,
(Amounts in millions)	2016	2015
Accrued wages and benefits(1)	$5,814	$4,954
Self-insurance(2)	3,414	3,306
Accrued non-income taxes(3)	2,544	2,592
Other(4)	7,835	8,300
Total accrued liabilities	$19,607	$19,152

(1)	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.

(2)	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, auto liability, product liability and certain employee-related healthcare benefits.

(3)	Accrued non-income taxes include accrued payroll, value added, sales and miscellaneous other taxes.

(4)	Other accrued liabilities consist of various items such as maintenance, utilities, advertising and interest.